Restatement	12 Months Ended
Dec. 31, 2021
Restatement
Restatement

Note 23 – Restatement

Select Acquisition

During the period ended December 31, 2021, management discovered an error related to purchase accounting that was identified subsequent to the measurement period for the Select acquisition. The Company purchased Select for its brand recognition in order to position the Company for its next phase of growth in the wholesale and recreational cannabis markets. Management determined that the Company’s initial identification and measurement of licenses and service agreements as the primary intangible assets acquired was not reflective of the purpose of the acquisition, and therefore updated purchase accounting to reflect the Select tradename as the primary asset acquired. The restatement resulted in an overall decrease in the value of intangible assets identified, which in turn also resulted in a decrease in the related deferred tax liability and amortization expense. The reduction in the consideration transferred allocated to intangible assets and deferred tax liability resulted in a net increase to goodwill, while the decrease in amortization expense increased pre-tax book income which resulted in an increase in tax expense (see adjustments below). As the discovery was made outside of the acquisition measurement period, in accordance with IFRS 3, the Company considered this change as an error related to the allocation of purchase consideration, and retrospectively updated purchase accounting to identify, distinguish, and revalue the separately identifiable intangible assets acquired in accordance with IAS 38.

Adjustments have been retrospectively made to the comparative period as of and for the year ended December 31, 2020, to reflect mandatory disclosures associated with the Select acquisition, as well as adjustments to correct differences associated with the accounting for business combinations. Refer to Note 4 – Acquisitions and Note 10 – Goodwill and intangible assets of these Financial Statements for disclosures related to these adjustments. The financial statements for the periods as of and ended between March 31, 2020 and September 30, 2021 were not adjusted and refiled at the time of discovery of the error, rather the comparative period as of and for the year ended December 31, 2020 is being corrected now with the filing of the Financial Statements as of and for the period ended December 31, 2021.

The effects of the immaterial restatement on the consolidated financial statements as of and for the year ended December 31, 2020 are summarized below:

Consolidated Statements of Financial Position – 2020 Restatement

	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Assets
Current assets:
Cash and cash equivalents	$73,542	$—	$73,542
Accounts receivable, net	28,830	—	28,830
Inventories, net	197,991	—	197,991
Biological assets	46,210	—	46,210
Assets held for sale	58,504	—	58,504
Prepaid expenses and other current assets	10,140	—	10,140
Current portion of notes receivable	2,645	—	2,645
Total current assets	417,862	—	417,862
Deferred tax asset	5,528	—	5,528
Notes receivable	2,000	—	2,000
Property, plant and equipment, net	242,855	—	242,855
Right-of-use assets, net	267,168	—	267,168
Intangible assets, net	797,401	(89,767)	707,634
Goodwill	470,144	68,681	538,825
Investments	16,264	—	16,264
Prepaid acquisition consideration	132,234	—	132,234
Other assets	35,135	—	35,135
Total assets	$2,386,591	$(21,086)	$2,365,505

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable	$47,043	$—	$47,043
Accrued expenses	57,475	—	57,475
Income tax payable	79,649	—	79,649
Current portion of lease liability	15,710	—	15,710
Current portion of notes payable	6,500	—	6,500
Liabilities held for sale	7,181	—	7,181
Other current liabilities	6,568	—	6,568
Total current liabilities	220,126	—	220,126
Deferred tax liability	226,465	(25,660)	200,805
Notes payable	285,001	—	285,001
Lease liability	270,495	—	270,495
Non-controlling interest redemption liability	2,694	—	2,694
Contingent consideration liability	1,898	—	1,898
Other long term liability	3,698	—	3,698
Total liabilities	1,010,377	(25,660)	984,717

Shareholders’ equity:
Share capital	1,754,412	—	1,754,412
Treasury shares	(5,208)	—	(5,208)
Reserves	(177,744)	—	(177,744)
Accumulated deficit	(194,645)	4,574	(190,071)
Redeemable non-controlling interest contingency	(2,694)	—	(2,694)
Total Curaleaf Holdings, Inc. shareholders' equity	1,374,121	4,574	1,378,695
Non-controlling interest	2,093	—	2,093
Total shareholders’ equity	1,376,214	4,574	1,380,788
Total liabilities and shareholders’ equity	$2,386,591	$(21,086)	$2,365,505

Consolidated Statements of Profits and Losses and Other Comprehensive Loss – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Revenues:
Retail and wholesale revenues	$586,219	$—	$586,219
Management fee income	40,418	—	40,418
Total revenues	626,637	—	626,637
Cost of goods sold	311,148	—	311,148
Gross profit before impact of biological assets	315,489	—	315,489
Realized fair value amounts included in inventory sold	(149,586)	—	(149,586)
Unrealized fair value gain on growth of biological assets	224,610	—	224,610
Gross profit	390,513	—	390,513
Operating expenses:
Selling, general and administrative	227,274	—	227,274
Share-based compensation	30,879	—	30,879
Depreciation and amortization	68,676	(8,753)	59,923
Total operating expenses	326,829	(8,753)	318,076
Income (loss) from operations	63,684	8,753	72,437
Other income (expense):
Interest income	6,484	—	6,484
Interest expense	(47,903)	—	(47,903)
Interest expense related to lease liabilities	(21,099)	—	(21,099)
Gain on investment	37,560	—	37,560
Loss on impairment of goodwill and other intangible assets	(23,659)	—	(23,659)
Other expense	6,976	—	6,976
Total other expense	(41,641)	—	(41,641)
Income (loss) before provision for income taxes	22,043	8,753	30,796
Income tax expense	(83,371)	(4,179)	(87,550)
Net loss	(61,328)	4,574	(56,754)
Less: Net income (loss) attributable to non-controlling interest	407	—	407
Net loss attributable to Curaleaf Holdings, Inc.	$(61,735)	$4,574	$(57,161)
Loss per share attributable to Curaleaf Holdings, Inc. – basic and diluted	$(0.11)	$0.01	$(0.10)
Weighted average common shares outstanding – basic and diluted	557,192,899	—	557,192,899

Consolidated Statements of Cash Flows – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Cash flows from operating activities:
Net loss	$(61,328)	$4,574	$(56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	88,466	(8,753)	79,713
Share-based compensation	29,361	—	29,361
Non-cash bonus	1,518	—	1,518
Non-cash interest expense	6,590	—	6,590
Unrealized gain on changes in fair value of biological assets	(224,610)	—	(224,610)
Realized fair value amounts included in inventory sold	149,586	—	149,586
Impairment loss	23,659	—	23,659
(Gain)/loss on sale of property, plant and equipment	550	—	550
Deferred taxes	7,541	4,179	11,720
Gain on investment	(37,566)	—	(37,566)
Changes in operating assets and liabilities
Accounts receivable	5,956	—	5,956
Biological assets	55,707	—	55,707
Inventories	(92,384)	—	(92,384)
Prepaid expenses and other current assets	4,748	—	4,748
Other assets	(17,702)	—	(17,702)
Accounts payable	9,958	—	9,958
Income taxes payable	57,753	—	57,753
Accrued expenses	4,552	—	4,552
Net cash provided (used) in operating activities	12,355	—	12,355
Cash flows from investing activities:
Purchases of property and equipment	(126,273)	—	(126,273)
Proceeds from sale of entity	1,004	—	1,004
Payments made on completion on acquisitions	(59,695)	—	(59,695)
Prepayment for acquisition consideration	(7,500)	—	(7,500)
Payment in connection with option to acquire an entity	—	—	—
Amounts advanced for notes receivable	(4,646)	—	(4,646)
Net cash used in investing activities	(197,110)	—	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	186,235	—	186,235
Proceeds from sale leaseback	42,466	—	42,466
Minority buyouts	(2,508)	—	(2,508)
Lease liability payments	(26,762)	—	(26,762)
Cash received in private placement	24,552	—	24,552
Principal payments on notes payable	(2,920)	—	(2,920)
Exercise of stock options	3,013	—	3,013
Net cash provided by financing activities	224,076	—	224,076
Net change in cash	39,321	—	39,321
Cash at beginning of period	42,310	—	42,310
Cash held for sale	(8,089)	—	(8,089)
Cash at end of period	$73,542	$—	$73,542

Specifically, as it relates to purchase price allocation, the effects of the restatement of the allocation of purchase consideration are summarized below:

	December 31,		December 31,
	2020		2020 (As Restated)
Purchase price allocation	Cura	Adjustments	Cura
Assets acquired:
Cash	$12,755	$—	$12,755
Accounts receivable, net	11,027	—	11,027
Prepaid expenses and other current assets	2,232	—	2,232
Inventory	22,074	—	22,074
Biological assets	—	—	—
Property, plant and equipment, net	7,465	—	7,465
Right-of-use assets	9,047	—	9,047
Other assets	832	—	832
Intangible assets :
Licenses	135,060	(134,420)	640
Trade name	28,340	94,300	122,640
Service agreements	59,030	(59,030)	—
Know-how	—	—	—
Non-compete agreements	4,950	630	5,580
Goodwill	113,252	68,681	181,933
Deferred tax liabilities	(58,971)	29,839	(29,132)
Liabilities assumed	(22,652)	—	(22,652)
Consideration transferred	$324,441	$—	$324,441

Number of Share Options & RSUs

During the period ended December 31, 2021, management determined that prior period financial statements needed to be restated to correct an error related to disclosures around the number of share options and RSUs forfeited, expired, and outstanding as of December 31, 2020.

Adjustments have been retrospectively made to the comparative period as of and for the year ended December 31, 2020, to reflect mandatory disclosures associated with the reconciliation of share options and RSUs. Refer to Note 13 – Share-based payment arrangements of these Financial Statements for disclosures that reflect these adjustments. The correction of this error did not result in any changes to the Company’s consolidated statements of financial position, consolidated statements of profits and losses and other comprehensive loss, or consolidated statements of cash flows.